Expense Example (Science & Technology Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Science & Technology Trust
Expense Example:
Year 1	$ 120
Year 3	375
Year 5	649
Year 10	1,432
Series II, Science & Technology Trust
Expense Example:
Year 1	140
Year 3	437
Year 5	755
Year 10	1,657
Series NAV, Science & Technology Trust
Expense Example:
Year 1	115
Year 3	359
Year 5	622
Year 10	$ 1,375